Common Stock and Warrants - Summary of Common Stock Shares Activity (Detail) - shares	1 Months Ended		9 Months Ended		12 Months Ended
	May. 31, 2015	Apr. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Class Of Stock [Line Items]
Common stock, beginning balance			2,381,041	2,381,041	2,381,041
Shares conversion of common stock					5,332,348
Common stock warrants exercised			24,746	0
Common stock options exercised			666
Common stock, ending balance			14,241,562		2,381,041
IPO
Class Of Stock [Line Items]
Issuance of common stock in connection with initial public offering		5,090,909
Common stock | IPO
Class Of Stock [Line Items]
Issuance of common stock in connection with initial public offering			5,854,545
Shares conversion of common stock	5,980,564	5,980,564	5,980,564